Business Combination	12 Months Ended
Dec. 31, 2024
Business Combination [Abstract]
Business combination

Note 4 — Business combination

Acquisition of Younike

On December 23, 2022, Shenzhen Viwotong entered into Acquisition Framework Agreement to acquire 100% equity interests of Beijing Younike Information Technology Co., Ltd. (“Younike”), a provider of advertising services. The aggregate purchase price is RMB 0 and the transaction consummated on January 1, 2023.

The Company’s acquisitions of Younike was accounted for as business combination in accordance with ASC 805. The Company then allocated the fair value of consideration of Younike based upon the fair value of the identifiable assets acquired and liabilities assumed on the acquisition date. The Company estimated the fair values of the assets acquired and liabilities assumed at the acquisition date in accordance with the Business Combination standard issued by the FASB with the valuation methodologies using level 3 inputs, except for other current assets and current liabilities were valued using the cost approach. Management of the Company is responsible for determining the fair value of assets acquired, liabilities assumed and intangible assets identified as of the acquisition. Acquisition-related costs incurred for the acquisitions are not material and have been expensed as incurred in general and administrative expense.

The following table summarizes the fair value of the identifiable assets acquired and liabilities assumed on the acquisition date, which represents the net purchase price allocation on the date of the acquisition of Younike and translated the fair value from USD to RMB using the exchange rate on January 1, 2023 at the rate of USD 1.00 to RMB 6.9646.

	Fair value	Fair value
	RMB	USD
Cash	21,936	3,149
Other current assets	4,821,002	692,215
Current liabilities	(4,842,938)	(695,364)
Total consideration	-	-

Acquisitions of Bimai

On September 23, 2022, Viwotong Tech entered into Acquisition Framework Agreement to acquire 100% equity interests of Guangzhou Bimai Network Technology Co., Ltd. (“Bimai”), a provider of advertising services. The aggregate purchase price is RMB 2 (USD 0.3) and the transaction consummated on September 23, 2022.

The Company’s acquisitions of Bimai accounted for as business combination in accordance with ASC 805. The Company then allocated the fair value of consideration of Bimai based upon the fair value of the identifiable assets acquired and liabilities assumed on the acquisition date. The Company estimated the fair values of the assets acquired and liabilities assumed at the acquisition date in accordance with the Business Combination standard issued by the FASB with the valuation methodologies using level 3 inputs, except for other current assets and current liabilities were valued using the cost approach. Management of the Company is responsible for determining the fair value of assets acquired, liabilities assumed and intangible assets identified as of the acquisition. Acquisition-related costs incurred for the acquisitions are not material and have been expensed as incurred in general and administrative expense.

The following table summarizes the fair value of the identifiable assets acquired and liabilities assumed on the acquisition date, which represents the net purchase price allocation on the date of the acquisition of Bimai and translated the fair value from USD to RMB using the exchange rate on September 23, 2022 at the rate of USD 1.00 to RMB 6.9920 and the net purchase price allocation on the date of the acquisition.

	Fair value	Fair value
	RMB	USD
Cash	2,035	291
Other current assets	2,213,241	316,539
Current liabilities	(2,215,276)	(316,830)
Total consideration	-	-

The amount of revenue and net loss that resulted from the acquisitions were approximately RMB 4.6 million (USD 0.7 million) and RMB 0.6 million (USD 0.1 million) during the years ended December 31, 2022.

Acquisitions of Tapuyu and Pengcheng Keyi

On November 17, 2021, Viwotong Tech entered into Acquisition Framework Agreement to acquire 100% equity interests of Guangzhou Tapuyu Internet Technology Co., Ltd. (“Tapuyu”), a provider of E-commerce services and application of intelligent visual algorithm technology. The aggregate purchase price is RMB 2 (USD 0.3) and the transaction consummated on November 19, 2021. On November 17, 2021, Viwotong Tech entered into Acquisition Framework Agreement to acquire 100% equity interests of Pengcheng Keyi (Xi’an) Intelligence Technology Co., Ltd. (“Pengcheng Keyi”), a provider of testing equipment development and sales. The aggregate purchase price is RMB 2 (USD 0.3) and the purchase consummated on December 7, 2021.

The Company’s acquisitions of Tapuyu and Pengcheng Keyi were accounted for as business combination in accordance with ASC 805. The Company then allocated the fair value of consideration of Tapuyu and Pengcheng Keyi based upon the fair value of the identifiable assets acquired and liabilities assumed on the acquisition date. The Company estimated the fair values of the assets acquired and liabilities assumed at the acquisition date in accordance with the Business Combination standard issued by the FASB with the valuation methodologies using level 3 inputs, except for other current assets and current liabilities were valued using the cost approach. Management of the Company is responsible for determining the fair value of assets acquired, liabilities assumed and intangible assets identified as of the acquisition date and considered a number of factors including valuations from independent appraisers. Acquisition-related costs incurred for the acquisitions are not material and have been expensed as incurred in general and administrative expense.

The following table summarizes the fair value of the identifiable assets acquired and liabilities assumed on the acquisition date, which represents the net purchase price allocation on the date of the acquisition of Tapuyu and translated the fair value from USD to RMB using the exchange rate on November 19, 2021 at the rate of USD 1.00 to RMB 6.3825 and the net purchase price allocation on the date of the acquisition of Pengcheng Keyi and translated the fair value from USD to RMB using the exchange rate on December 7, 2021 at the rate of USD 1.00 to RMB 6.3738.

	Fair value	Fair value
	RMB	USD
Cash	161,638	25,335
Other current assets	1,701,734	266,815
Current liabilities	(1,863,372)	(292,150)
Total consideration	-	-

The amount of sales and net income that resulted from the acquisitions and included in the consolidated statements of income and comprehensive income during the year ended December 31, 2021 were immaterial.